ACQUISITION OF MILLENNIAL PRECIOUS METALS CORP (Disclosure of purchase price) (Details) - Millennial Precious Metals Corp. [Member]	May 04, 2023 USD ($) Share	Dec. 31, 2023 USD ($)
Purchase price:
Transaction costs	$ 1,222,660
Purchase price	23,996,732
Fair value of assets and liabilities acquired:
Cash	323,884
Receivables	103,234
Prepaids	19,278
Restricted cash	154,630
Security and reclamation deposits	45,395
Lease receivable	208,701
Right of use assets	377,071
PP & E	264,375
Exploration and evaluation assets	24,484,463	$ 24,523,830
Accounts payable and accrued liabilities	(1,328,458)
Lease liability	(542,293)
Provision for site reclamation and remediation	(113,548)
Purchase price	23,996,732
Shares [Member[
Purchase price:
Equity interests of acquirer	$ 22,697,554
Number of instruments or interests issued or issuable | Share	16,872,050
Options [Member]
Purchase price:
Equity interests of acquirer	$ 31,888
Number of instruments or interests issued or issuable | Share	764,704
Warrants [Member]
Purchase price:
Equity interests of acquirer	$ 44,630
Number of instruments or interests issued or issuable | Share	21,903,504